Stock-Based Compensation (Details 2) - Warrant - $ / shares	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Number of Warrants - Outstanding		19,016,391	11,099,739
Number of Warrants - issued in stock conversion		5,897,677
Number of Warrants - Warrants issued in private placements		3,043,669	6,040,921
Number of Warrants - Warrants issued to placement agent		933,639	1,824,489
Number of Warrants - Warrants issued for investor relations		103,000	111,000
Number of Warrants - Warrants cancelled	(30,000)	(30,000)	(59,758)
Number of Warrants - Outstanding		28,964,376	19,016,391	11,099,739
Weighted Average Exercise Price - Outstanding		$ 2.33	$ 2.21
Weighted Average Exercise Price - Warrants issued in stock conversion		1.65
Weighted Average Exercise Price - Warrants issued in private placement		1.65	2.5
Weighted Average Exercise Price - Warrants issued to placement agent		1.61	2.5
Weighted Average Exercise Price - Warrants issued for investor relations		1.6	1.63
Weighted Average Exercise Price - Warrants cancelled		3.44	2.92
Weighted Average Exercise Price - Outstanding		$ 2.11	$ 2.33	$ 2.21
Weighted Average Remaining Contractual Life - Outstanding		3 years 1 month 6 days	3 years	3 years 7 months 6 days